Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Description of acquired entity		On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As we expressly disclose in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of our stated strategy to expand and complement our existing business through acquisitions. Generally, these acquisitions do not change our business model and are easy to integrate without disruption to our existing business, requiring little or no realignment of our structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which we are already engaged and, therefore, merely supplements our existing business. Total consideration for the Liberty Acquisition was $2,180,029, consisting of $1,695,330 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company’s investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction.
Trade accounts receivable	$ 3,037,274	$ 3,019,424
Prepaid expenses and other current assets	1,037,391	977,537
Deferred Tax Assets, Gross	622,473	636,286
Goodwill	11,658,187	11,421,889	9,186,650
Income tax payable and deferred taxes	(170,360)	(150,003)
Revenue	14,609,727	13,800,282	12,570,515
Operating income	2,256,196	2,218,573	2,074,892
Liberty Dialysis Holdings Inc [Member]
Business Acquisition [Line Items]
Other Assets Held for Sale Current	164,068
Trade accounts receivable	149,219
Prepaid expenses and other current assets	17,458
Deferred Tax Assets, Gross	14,932
Property, Plant and Equipment, Gross	168,335
Intangible Assets Current	84,556
Goodwill	2,003,465
Acquisition Accounts Payable	(105,403)
Income tax payable and deferred taxes	(33,597)
Short term borrowings from related parties	(72,101)
Other liabilities	(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)
Total acquisition cost	2,181,358
Investment at acquisition date	(201,915)
Long Term Note Receivable Acquisitions	(282,784)
Total Non Cash Items	(484,699)
Cash Paid For Acquisitions	$ 1,696,659